Pension and Other Postretirement Benefits - Components of Net Periodic Benefit Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits [Member]
Components of net periodic benefit cost:
Service cost	$ 4,981	$ 5,505	$ 5,453
Interest cost	8,909	9,116	10,757
Expected return on plan assets	(12,013)	(12,518)	(12,468)
Amortization of prior service credit	(42)	(44)	(48)
Curtailment gain	(227)	(128)	(359)
Settlement loss	7,630	128	0
Net loss recognition	2,670	5,082	4,154
Net periodic benefit cost	11,908	7,141	7,489
Other Benefits [Member]
Components of net periodic benefit cost:
Service cost	46	52	49
Interest cost	1,259	1,301	1,647
Expected return on plan assets	0	0	0
Amortization of prior service credit	(42)	(87)	(100)
Curtailment gain	0	0	0
Settlement loss	0	0	0
Net loss recognition	86	328	315
Net periodic benefit cost	$ 1,349	$ 1,594	$ 1,911